DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Due to related parties	$ 102,467	$ 46,875
Lifschultz Enterprise Company LLC
Due to related parties	46,875	46,875
Reimbursement payable	$ 55,592	$ 0